9. Discontinued Operations (Details - Nova sale) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Loss on sale of subsidiary	$ 0	$ 0	[1]	$ (32,340)	[1]
Loss from discontinued operations	$ (754,069)	$ (225,447)	[1]	$ (1,448,047)	[1]
Basic loss per share from discontinued operations	$ (0.39)	$ (0.12)	[1]	$ (0.63)	[1]
Diluted loss per share from discontinued operations	$ (0.39)	$ (0.12)	[1]	$ (0.63)	[1]
Nova [Member]
Disclosure of subsidiaries [line items]
Rental income	$ 167,940	$ 128,261		$ 205,355
Other revenues	24,842	2,766		2,479
Expenses	(318,211)	(149,000)		(173,275)
Net fair value loss on revaluation of investment property	(84,150)	(71,968)		(1,436,932)
Operating (loss)/income	(209,579)	(89,941)		(1,402,373)
Finance costs	(146,249)	(213,108)		(213,864)
Loss before tax from discontinued operations	(355,828)	(303,049)		(1,616,237)
Tax expenses, current	144	71,772		63,276
Deferred tax (expense)/credit	(8,250)	5,830		410,051
Net loss from discontinued operations	(363,934)	(225,447)		(1,142,910)
Loss on sale of subsidiary	(135,200)	0		0
Loss on foreign currency exchange on discontinued operation	(254,935)	0		0
Loss from discontinued operations	$ (754,069)	$ (225,447)		$ (1,142,910)
Basic loss per share from discontinued operations	$ (0.39)	$ (0.12)		$ (0.50)
Diluted loss per share from discontinued operations	$ (0.39)	$ (0.12)		$ (0.50)
Net operating cash flow from discontinued operations	$ 61,784	$ (92,130)		$ (43,269)
Net investing cash flow from discontinued operations	0	162,769		(3,400)
Net financing cash flow from discontinued operations	(46,376)	(69,770)		40,416
Net cash inflow/(outflow)	$ 15,408	$ 869		$ (6,253)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).